EARNINGS PER ORDINARY SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Numerator used in basic net income per share:
Net loss	$ (5,133)	$ (8,988)	$ (1,037)
Shares
Weighted average number of ordinary shares outstanding	1,405,000	1,405,000	1,405,000
Weighted average number of ordinary shares outstanding Basic and Diluted (in shares)	1,405,000	1,405,000	1,405,000
Loss per ordinary share- basic and diluted (in dollars per share)	$ (3.65)	$ (6.40)	$ (0.74)